SCHEDULE OF STOCK WARRANTS (Details) - $ / shares	Jun. 30, 2021		Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants	3,626,847	[1]	3,750,597	[2]
Warrants Exercisable, Weighted Average Remaining Life In Years	4 years 4 months 24 days		2 years 10 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	3,626,847	[1]	3,750,597	[2]
Exercise Price 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants	3,625,265	[1]	3,748,917	[2]
Warrants Exercisable, Weighted Average Remaining Life In Years	4 years 4 months 24 days		2 years 10 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	3,625,265	[1]	3,748,917	[2]
Exercise Price 1 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 0.00	[1]	$ 0.00	[2]
Exercise Price 1 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 60	[1]	$ 60	[2]
Exercise Price 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants	1,277	[1]	1,277	[2]
Warrants Exercisable, Weighted Average Remaining Life In Years	3 years		3 years 6 months
Warrants Exercisable, Exercisable Number of Warrants	1,277	[1]	1,277	[2]
Exercise Price 2 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 800	[1]	$ 800	[2]
Exercise Price 2 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 7,960	[1]	$ 7,960	[2]
Exercise Price 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants	19	[1]	19	[2]
Warrants Exercisable, Weighted Average Remaining Life In Years	2 years 3 months 18 days		2 years 9 months 18 days
Warrants Exercisable, Exercisable Number of Warrants	19	[1]	19	[2]
Exercise Price 3 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 8,000	[1]	$ 8,000	[2]
Exercise Price 3 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 11,960	[1]	$ 11,960	[2]
Exercise Price 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants	18	[1]	18	[2]
Warrants Exercisable, Weighted Average Remaining Life In Years	2 years		2 years 6 months
Warrants Exercisable, Exercisable Number of Warrants	18	[1]	18	[2]
Exercise Price 4 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 12,000	[1]	$ 12,000	[2]
Exercise Price 4 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 15,960	[1]	$ 15,960	[2]
Exercise Price 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants	246	[1]	323	[2]
Warrants Exercisable, Weighted Average Remaining Life In Years	8 months 12 days		1 year
Warrants Exercisable, Exercisable Number of Warrants	246	[1]	323	[2]
Exercise Price 5 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 16,000	[1]	$ 16,000	[2]
Exercise Price 5 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 19,960	[1]	$ 19,960	[2]
Exercise Price 6 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants	22	[1]	43	[2]
Warrants Exercisable, Weighted Average Remaining Life In Years	2 months 12 days		6 months
Warrants Exercisable, Exercisable Number of Warrants	22	[1]	43	[2]
Exercise Price 6 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 20,000	[1]	$ 20,000	[2]
Exercise Price 6 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 23,960	[1]	$ 23,960	[2]

[1]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.
[2]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.